UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21359

            Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

            New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

            New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 527-1800

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2017 to October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8%

California – 24.2%
Bay Area Toll Authority Revenue Bonds
(MUNIPSA + 1.25%), 2.17% due 04/01/36[1]	$ 2,000,000	$2,058,279
California Health Facilities Financing Authority Revenue Bonds
5.88% due 08/15/31	1,500,000	1,687,185
California Pollution Control Financing Authority Revenue Bonds, AMT
5.00% due 07/01/30[2]	1,000,000	1,098,280
Golden State Tobacco Securitization Corp. Revenue Bonds
5.00% due 06/01/28	2,500,000	2,929,500
Hartnell Community College District General Obligation Unlimited
0.00% due 08/01/42[3]	5,640,000	1,991,033
Los Angeles County Public Works Financing Authority Revenue Bonds
4.00% due 08/01/42	1,000,000	1,037,170
Norman Y Mineta San Jose International Airport SJC Revenue Bonds, AMT
5.00% due 03/01/47	605,000	688,557
Northern California Gas Authority No 1 Revenue Bonds
(3M LIBOR x 67% + 0.72%), 1.62% due 07/01/27[1]	3,760,000	3,662,353
Sacramento County Sanitation Districts Financing Authority Revenue Bonds, (AGC-ICC FGIC)
(3M LIBOR x 67% + 0.53%), 1.41% due 12/01/35[1]	3,500,000	3,143,385
San Bernardino City Unified School District General Obligation Unlimited, (AGM)
5.00% due 08/01/28	1,000,000	1,166,810
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/38[3]	3,145,000	1,160,065
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Bonds, AMT
5.00% due 05/01/47	1,335,000	1,530,471
San Mateo County Community College District General Obligation Unlimited, (NATL)
0.00% due 09/01/29[3]	3,000,000	2,182,590
Total California		24,335,678

New York – 14.0%
Metropolitan Transportation Authority Revenue Bonds
5.00% due 11/15/43	2,000,000	2,268,920
5.25% due 11/15/57	1,600,000	1,882,096
New York State Dormitory Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,071,990
New York Transportation Development Corp.Revenue Bonds, AMT
5.00% due 07/01/46	2,000,000	2,186,800
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/31[3]	2,750,000	1,805,568
Troy Industrial Development Authority Revenue Bonds
5.00% due 09/01/31	1,000,000	1,113,200

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

New York – 14.0% (continued)
TSASC Inc. Revenue Bonds
5.00% due 06/01/35	$1,430,000	$1,600,814
Westchester Tobacco Asset Securitization Revenue Bonds
5.00% due 06/01/41	2,000,000	2,164,440
Total New York		14,093,828

Texas – 13.1%
Fort Bend County Industrial Development Corp. Revenue Bonds
4.75% due 11/01/42	1,000,000	1,031,380
Matagorda County Navigation District No 1 Revenue Bonds, AMT, (AMBAC)
5.13% due 11/01/28	2,515,000	3,007,261
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,796,125
5.00% due 01/01/43	1,430,000	1,651,779
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,214,560
5.00% due 11/15/52	940,000	1,043,983
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
(3M LIBOR x 67% + 0.70%), 1.58% due 12/15/26[1]	1,500,000	1,470,060
Total Texas		13,215,148

Pennsylvania – 11.1%
City of Philadelphia PA General Obligation Unlimited, (AGC)
5.38% due 08/01/30	990,000	1,053,756
County of Allegheny General Obligation Unlimited, (AGM)
(3M LIBOR x 67% + 0.55%), 1.43% due 11/01/26[1]	1,750,000	1,722,158
County of Lehigh Revenue Bonds
4.00% due 07/01/43	1,000,000	1,024,410
Delaware River Port Authority Revenue Bonds
5.00% due 01/01/27	1,500,000	1,650,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, AMT
1.70% due 08/01/37[1]	2,000,000	1,998,380
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00% due 05/01/37	1,000,000	1,001,820
Pennsylvania Turnpike Commission Revenue Bonds
5.00% due 12/01/46	2,390,000	2,693,315
Total Pennsylvania		11,143,839

Massachusetts – 9.0%
Commonwealth of Massachusetts General Obligation Unlimited, (BHAC-CR FGIC), (3M LIBOR x 67% + 0.57%)
1.45% due 05/01/37[1]	2,475,000	2,337,242
Massachusetts Bay Transportation Authority Revenue Bonds
0.00% due 07/01/32[3]	5,105,000	3,187,307

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

Massachusetts – 9.0% (continued)
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 07/01/37	$ 1,000,000	$ 1,118,360
6.25% due 07/01/30[4]	615,000	666,531
6.25% due 07/01/30	385,000	413,806
Massachusetts Educational Financing Authority Revenue Bonds, AMT
4.70% due 07/01/26	700,000	728,896
5.38% due 07/01/25	540,000	589,064
Total Massachusetts		9,041,206

Louisiana – 9.0%
City of Shreveport LA Water & Sewer Revenue Revenue Bonds, (BAM)
5.00% due 12/01/41	1,000,000	1,140,850
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	1,000,000	1,138,220
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds
6.75% due 11/01/32	3,000,000	3,000,000
Louisiana Public Facilities Authority Revenue Bonds
5.25% due 11/01/30	1,000,000	1,069,270
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	879,272
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
5.00% due 05/01/43	1,600,000	1,810,400
Total Louisiana		9,038,012

Arizona – 7.6%
Arizona Health Facilities Authority Revenue Bonds
(3M LIBOR x 67% + 0.81%), 1.71% due 01/01/37[1]	3,500,000	3,067,749
(MUNIPSA + 1.85%), 2.77% due 02/01/48[1]	2,000,000	2,065,659
Glendale Municipal Property Corp. Revenue Bonds
5.00% due 07/01/33	1,250,000	1,404,338
Industrial Development Authority of the City of Phoenix Revenue Bonds
5.25% due 06/01/34	1,000,000	1,104,160
Total Arizona		7,641,906

Michigan – 7.3%
Michigan Finance Authority Revenue Bonds
5.00% due 11/15/41	1,000,000	1,114,670
5.00% due 11/01/44	1,000,000	1,114,330
5.00% due 12/01/31	1,000,000	1,111,580
5.00% due 07/01/44	1,030,000	1,110,917
Michigan State Building Authority Revenue Bonds
5.00% due 04/15/36	2,500,000	2,896,350
Total Michigan		7,347,847

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

Florida – 7.2%
County of Broward Revenue Bonds, AMT, (AGM)
5.00% due 04/01/38	$ 1,000,000	$1,079,510
JEA Water & Sewer System Revenue Bonds
4.00% due 10/01/41	1,000,000	1,001,750
Miami-Dade County Educational Facilities Authority Revenue Bonds
5.00% due 04/01/42	2,000,000	2,185,920
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	693,400
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/42	1,000,000	1,122,020
Town of Davie Revenue Bonds
6.00% due 04/01/42	1,000,000	1,156,430
Total Florida		7,239,030

New Jersey – 6.6%
New Jersey Economic Development Authority Revenue Bonds, (ST APPROP)
(MUNIPSA + 1.60%), 2.52% due 03/01/28[1]	3,000,000	2,925,480
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/43	1,070,000	1,203,675
New Jersey Turnpike Authority Revenue Bonds
(1M LIBOR x 70% + 70%), 1.57% due 01/01/24[1]	2,500,000	2,504,800
Total New Jersey		6,633,955

Alabama – 5.4%
Alabama Economic Settlement Authority Revenue Bonds
4.00% due 09/15/33	3,000,000	3,136,739
Alabama Special Care Facilities Financing Authority Revenue Bonds
5.00% due 06/01/32	2,000,000	2,288,760
Total Alabama		5,425,499

Rhode Island – 4.6%
Rhode Island Convention Center Authority Revenue Bonds, (AGC)
5.50% due 05/15/27	1,300,000	1,382,966
State of Rhode Island General Obligation Unlimited
4.00% due 05/01/35	3,000,000	3,236,040
Total Rhode Island		4,619,006

Connecticut – 4.3%
City of Bridgeport General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	2,949,042
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/45	1,250,000	1,399,988
Total Connecticut		4,349,030

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

Iowa – 3.2%
Iowa Finance Authority Revenue Bonds
5.00% due 08/15/29	$ 1,090,000	$ 1,227,569
Iowa Tobacco Settlement Authority Revenue Bonds
5.60% due 06/01/34	2,000,000	2,013,380
Total Iowa		3,240,949

Vermont – 3.0%
Vermont Student Assistance Corp. Revenue Bonds
(3M LIBOR + 3.00%), 4.34% due 12/03/35[1]	2,800,000	3,003,504
Mississippi – 2.8%
County of Warren Revenue Bonds
6.50% due 09/01/32	1,000,000	1,041,770
State of Mississippi Revenue Bonds
5.00% due 10/15/35	1,500,000	1,737,270
Total Mississippi		2,779,040

Washington – 2.2%
Spokane Public Facilities District Revenue Bonds
5.00% due 12/01/38	1,000,000	1,125,560
Washington Higher Education Facilities Authority Revenue Bonds
5.25% due 04/01/43	1,000,000	1,121,730
Total Washington		2,247,290

Ohio – 2.2%
American Municipal Power Inc. Revenue Bonds
5.00% due 02/15/42	2,000,000	2,198,539

Colorado – 2.2%
City & County of Denver CO Airport System Revenue Revenue Bonds
5.00% due 11/15/43	1,000,000	1,109,080
Colorado Health Facilities Authority Revenue Bonds
5.25% due 01/01/45	1,000,000	1,074,150
Total Colorado		2,183,230

Kentucky – 2.1%
County of Owen Revenue Bonds
5.63% due 09/01/39	1,000,000	1,060,720
Kentucky Economic Development Finance Authority Revenue Bonds
5.63% due 08/15/27	1,000,000	1,031,050
Total Kentucky		2,091,770

Tennessee – 2.0%
Metropolitan Nashville Airport Authority Revenue Bonds
5.20% due 07/01/26	520,000	538,788

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

Tennessee – 2.0% (continued)
Metropolitan Nashville Airport Authority Revenue Bonds, AMT
5.00% due 07/01/43	$1,310,000	$1,464,357
Total Tennessee		2,003,145

Illinois – 2.0%
Chicago O’Hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	838,838
Railsplitter Tobacco Settlement Authority Revenue Bonds
6.00% due 06/01/28	1,000,000	1,126,820
Total Illinois		1,965,658

Delaware – 1.6%
Delaware State Economic Development Authority Revenue Bonds
5.40% due 02/01/31	1,500,000	1,619,715

Nevada – 1.6%
Las Vegas Valley Water District General Obligation Ltd
5.00% due 06/01/31	1,435,000	1,603,584

Arkansas – 1.4%
Arkansas Development Finance Authority Revenue Bonds
(MUNIPSA + 1.55%), 2.47% due 09/01/44[1]	1,400,000	1,413,649

Virginia – 1.3%
Washington County Industrial Development Authority Revenue Bonds
7.50% due 07/01/29	1,250,000	1,323,425

Alaska – 1.1%
City of Anchorage Electric Revenue Bonds
5.00% due 12/01/41	1,000,000	1,156,369

Oklahoma – 1.1%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 02/15/34[4]	1,000,000	1,149,680

Wisconsin – 1.1%
WPPI Energy Revenue Bonds
5.00% due 07/01/37	1,000,000	1,130,100

Hawaii – 1.1%
Hawaii Pacific Health Revenue Bonds
5.63% due 07/01/30	1,000,000	1,087,340

New Hampshire – 1.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/34	1,000,000	1,082,180

Utah – 1.0%
Salt Lake City Corp. Airport Revenue Bonds, AMT
5.00% due 07/01/47	900,000	1,031,292

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 158.8% (continued)

District of Columbia – 0.8%
District of Columbia Revenue Bonds
5.00% due 04/01/42	$715,000	$828,964

West Virginia – 0.5%
West Virginia Economic Development Authority Revenue Bonds, AMT
2.88% due 12/15/26	540,000	527,742

Total Municipal Bonds
(Cost 152,134,262)		159,791,149

	Shares
SHORT TERM INVESTMENT – 0.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.94%[5]	848,112	$848,112
Total Short Term Investment
(Cost 848,112)		848,112

Total Investments – 158.8%
(Cost $152,982,374)		$160,639,261
Preferred Shares – (59.6)%		(60,000,000)
Other Assets & Liabilities, net – 0.0%		(47,375)
Total Net Assets – 99.2%		$100,591,886

†	Value determined based on Level 2 inputs – See Note 1.

1

Variable rate security. Rate indicated is rate effective at October 31, 2017. Certain variable rate securities are not based on a pulished reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

2

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,098,280 (cost $1,033,557), or 1.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Zero coupon rate security.

4

The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

5	Represents the 7-day SEC yield as of October 31, 2017.

AGC	Insured by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by Ambac Assurance Corporation

AMT	Income from this security is a preference item under the Alternative Minimum Tax

BAM	Insured by Build America Mutual

BHAC	Insured by Berkshire Hathaway Assurance Corporation

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

FGIC	Insured by Financial Guaranty Insurance Company

LIBOR	London Interbank Offered Rate

MUNIPSA	SIFMA Municipal Swap Index Yield

NATL	Insured by National Public Finance Guarantee Corporation

The following table summarizes the inputs used to value the Fund’s net assets as of October 31, 2017 (See Note 1 in the Notes to Portfolio of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Municipal Bonds	$—	$159,791,149	$—	$159,791,149
Short Term Investment	—	848,112	—	848,112
Total	$—	$160,639,261	$—	$160,639,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuations levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended October 31, 2017, there were no transfers between levels.

See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2017

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to Cutwater Investor Services Corp. (the “Adviser”)‘s valuation committee (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or

MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND | 9

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) continued	October 31, 2017

based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended October 31, 2017.

10 | MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Duration Investment Grade Municipal Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer (principal executive officer)

Date	1/02/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer (principal executive officer)

Date	1/02/2018

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer (principal financial officer)

Date	1/02/2018

* Print the name and title of each signing officer under his or her signature.